Derivative Financial instruments - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Fair value adjustment of the interest rate swaps			$ 35	$ 15
2023, 2025 and 2028 SCL Senior Notes [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value adjustment of the interest rate swaps	$ 13		35	15
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount			5,500	5,500	$ 5,500
Gain (loss) on hedge ineffectiveness recognised in profit or loss			0
Interest rate swap contract [member] | Fair value hedges [member] | Interest expense [Member]
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedging instrument, fair value hedges	40	$ 5	23	9
Interest rate swap contract [member] | Fair value hedges [member] | Other assets, net, non-current [Member] | Unrealized [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets				15
Interest rate swap contract [member] | Fair value hedges [member] | Other assets, net, current [Member] | Unrealized [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	13		35
Interest rate swap contract [member] | Fair value hedges [member] | Trade and other receivables and prepayments, net [Member] | Realized [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest receivable	60		47	41
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate swap, at fair value	$ 73		$ 82	$ 56